National Commerce Corporation (Parent Company Only) Financial Information - Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 17,677	$ 14,236		$ 2,273
Other assets	4,090	2,953		1,682
Total assets	1,256,614	1,138,426	$ 783,197	791,781	$ 693,359
Liabilities and Shareholders' Equity
Other liabilities	8,049	8,774		2,335
Total liabilities	$ 1,081,985	$ 1,002,265		$ 702,842
Commitments
Shareholders' equity:
Common stock	$ 94	$ 75
Accumulated deficit	724	(3,453)		$ (8,856)
Accumulated other comprehensive income	610	845		291
Total shareholders' equity attributable to National Commerce Corporation	167,102	128,922		88,939
Noncontrolling interest	7,527	7,239
Total shareholders' equity	174,629	136,161		88,939	$ 85,850	$ 83,459
Total liabilities and shareholders' equity	$ 1,256,614	1,138,426		791,781
Parent Company [Member]
Assets
Cash and due from banks		829		805
Investment in subsidiaries		133,909		87,609
Other assets		1,557		535
Total assets		136,295		88,949
Liabilities and Shareholders' Equity
Other liabilities		134		10
Total liabilities		$ 134		$ 10
Commitments
Shareholders' equity:
Common stock		$ 75		$ 5,730
Additional paid-in capital		131,455		91,774
Accumulated deficit		(3,453)		(8,856)
Accumulated other comprehensive income		845		291
Total shareholders' equity attributable to National Commerce Corporation		128,922		88,939
Noncontrolling interest		7,239
Total shareholders' equity		136,161		88,939
Total liabilities and shareholders' equity		$ 136,295		$ 88,949